JP 11/15/04 NON PUBLIC

03044321

CONFIDENTIAL TREATMENT REQUESTED

RECEIVED
NOV 14 2003
OFFICE OF THE SECRETARY

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2003

Check here if Amendment [ ]; Amendment Number:________
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

CONFIDENTIAL TREATMENT EXPIRED

Institutional Investment Manager Filing this Report:

Name: **Chesapeake Partners Management Co., Inc.**
Address: **1829 Reisterstown Road**
Suite 420
Baltimore, Maryland 21208

Form 13F File Number: 28- **4120**

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: **Mark D. Lerner**
Title: **Vice President**
Phone: **(410) 602-0195**

PROCESSED
FEB 04 2005
THOMSON FINANCIAL

Signature, Place, and Date of Signing:

/s/ Mark D. Lerner	Baltimore, Maryland	11/14/03
[Signature]	[City, State]	[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

CONFIDENTIAL TREATMENT REQUESTED

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 30

Form 13F Information Table Value Total: $403,499 (thousands)

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None

CONFIDENTIAL TREATMENT REQUESTED

FORM 13F INFORMATION TABLE

COLUMN 1	COLUMN 2	COLUMN 3	COLUMN 4	COLUMN 5			COLUMN 6	COLUMN 7	COLUMN 8		
			VALUE	SHRS OR	SH/	PUT/	INVESTMENT	OTHER	VOTING AUTHORITY		
NAME OF ISSUER	TITLE OF CLASS	CUSIP	(x$1000)	PRN AMT	PRN	CALL	DISCRETION	MANAGERS	SOLE	SHARED	NONE
Ashanti Goldfields	Common	043743202	2,623	251,000	SH		SOLE		SOLE		
Cima Labs Inc.	Common	171796105	1,532	54,800	SH		SOLE		SOLE		
General Motors H	Common	370442832	4,209	294,100	SH		SOLE		SOLE		
Mony Group, Inc.	Common	615337102	651	20,000	SH		SOLE		SOLE		
OfficeMax	Common	67622M108	1,529	163,200	SH		SOLE		SOLE		
Roadway Corp	Common	769742107	1,219	25,000	SH		SOLE		SOLE		
Advance PCS	Common	00790K109	51,922	1,139,400	SH		SOLE		SOLE		
Caremark RX, Inc.	Common	141705103	36,490	1,614,600	SH		SOLE		SOLE		
Charter Comm.	Common	16117M107	673	163,350	SH		SOLE		SOLE		
Citigroup, Inc.	Common	172967101	22,992	505,200	SH		SOLE		SOLE		
Citigroup, Inc.	Common	172967101	4,551	100,000	SH	CALL	SOLE				NONE

CONFIDENTIAL TREATMENT REQUESTED

FORM 13F INFORMATION TABLE

COLUMN 1	COLUMN 2	COLUMN 3	COLUMN 4	COLUMN 5			COLUMN 6	COLUMN 7	COLUMN 8		
									VOTING AUTHORITY		
NAME OF ISSUER	TITLE OF CLASS	CUSIP	VALUE (x$1000)	SHRS OR PRN AMT	SH/ PRN	PUT/ CALL	INVESTMENT DISCRETION	OTHER MANAGERS	SOLE	SHARED	NONE
Comcast Corp CL A	Common	20030N101	16,558	536,192	SH		SOLE		SOLE		
Comcast Corp CL A	Common	20030N200	10,859	367,600	SH		SOLE		SOLE		
Gucci Group NV	Common	401566104	66,707	791,300	SH		SOLE		SOLE		
Idec Pharmaceuticals	Common	449370105	17,076	515,100	SH		SOLE		SOLE		
John Hancock	Common	41014S106	32,458	960,300	SH		SOLE		SOLE		
Loews Corporation	Common	540424108	21,755	538,900	SH		SOLE		SOLE		
Metro Goldwyn Mayer	Common	591610100	4,449	290,000	SH		SOLE		SOLE		
Pfizer, Inc.	Common	717081103	28,499	938,100	SH		SOLE		SOLE		
Playtex Products	Common	72813P100	1,246	209,000	SH		SOLE		SOLE		
Rotech Healthcare, Inc.	Common	778669101	11,759	484,901	SH		SOLE		SOLE		
Scansoft	Common	80603P107	1,776	423,911	SH		SOLE		SOLE		
SPX Corp	Common	784635104	334	7,400	SH		SOLE		SOLE		
Travelers Pty Cas Cl B	Common	89420G406	7,249	456,478	SH		SOLE		SOLE		

CONFIDENTIAL TREATMENT REQUESTED

FORM 13F INFORMATION TABLE

COLUMN 1	COLUMN 2	COLUMN 3	COLUMN 4	COLUMN 5			COLUMN 6	COLUMN 7	COLUMN 8		
									VOTING AUTHORITY		
NAME OF ISSUER	TITLE OF CLASS	CUSIP	VALUE (x$1000)	SHRS OR PRN AMT	SH/ PRN	PUT/ CALL	INVESTMENT DISCRETION	OTHER MANAGERS	SOLE	SHARED	NONE
Anadarko Petroleum	Common	032511107	5,220	125,000	SH		SOLE		SOLE		
Anadarko Petroleum	Common	032511107	4,176	100,000	SH	CALL	SOLE				NONE
Dana Corp	Common	235811106	21,380	1,385,600	SH		SOLE		SOLE		
Peoplesoft, Inc.	Common	712713106	10,501	577,290	SH		SOLE		SOLE		
Peoplesoft, Inc.	Common	712713106	5,457	300,000	SH	CALL	SOLE				NONE
WellPoint Health	Common	94973H108	7,649	99,231	SH		SOLE		SOLE		